Other income - Summary of other income (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Material income and expense [abstract]
Net foreign exchange gain	$ 224		$ 781
Payroll tax rebate		$ 7	18
Subsidies and grants	685	130
Gain on legal settlement	8,411
Reimbursement of expenses	8	17
Research and development rebate	2,200	8,409	2,866
Gain on revaluation of contingent consideration	1,461
Other income	$ 12,989	$ 8,563	$ 3,665